Warrants - Class A Warrants - Additional Information (Detail) - Class A Warrant - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Cashless exercise of Warrants	508,641
Issuance of common stock upon exercise of warrants under cashless exercise provision	3,936
Exercise price	$ 0.03	$ 0.03	$ 2.20	$ 4.92	$ 4.92